STAFF COSTS (Details 3) - Long term incentive plan $ in Millions				12 Months Ended
		Dec. 13, 2016 kr / shares	Dec. 12, 2016 kr / shares	Dec. 31, 2017 USD ($) Share	Dec. 31, 2017 kr / shares	[1]	Dec. 31, 2016 Share	Dec. 31, 2015 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant				866,600			2,127,400	0
Jacob Meldgaard
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant	[1]			1,276,273
Exercise price per share | kr / shares		kr 93.6	kr 96.3		kr 96.3
RSU grant value assuming 100% vesting | $	[1]			$ 3.4

[1]	LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 2 of 18 January 2016. Therefore there is no minimum or maximum for 2017.